Equity (Details) $ / shares in Units, ¥ in Millions		1 Months Ended				12 Months Ended
	Feb. 03, 2022 USD ($) shares	Jun. 22, 2022 USD ($) shares	Mar. 18, 2022 USD ($) shares	Jun. 21, 2021 USD ($) shares	May 18, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 02, 2022 shares	Jan. 20, 2022 USD ($) shares	Jan. 20, 2022 CNY (¥) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	May 23, 2019 $ / shares shares	Jun. 30, 2018 USD ($)
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)						2,212,360	1,679,078
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.002	$ 0.002
Contributed ownership | $												$ 3,620,757		$ 3,885,586
Ordinary shares authorized (in Shares)						500,000,000	500,000,000
Ordinary shares outstanding (in Shares)						2,212,360	1,679,078
Par value of shares | $	$ 270	$ 52		$ 1
Additional paid in capital | $	1,999,821	167,648				$ 33,452,332	$ 25,542,531
Ordinary shares were granted (in Shares)				6,000
Compensations at a fair value | $				$ 213,840
Shares issued to directors | $				1
Equity interest percentage									60.00%	60.00%
Cash									$ 600,000	¥ 4
Shareholders fair value | $	$ 2,000,091	$ 167,700
Ordinary share granted (in Shares)			400,000
Fair value | $			$ 308,000			1,747,009
Par value | $			40
Additional paid-in capital | $			$ 307,960			$ 481,446
Statutory reserve description						appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.
Statutory surplus reserve | $						$ 664,100	664,100				$ 664,100
Incentive plan description			The Company also granted an aggregate of 480,000 shares to its employees, on June 22, 2022, under its 2022 Equity Incentive Plan at a fair value of $154,800 (par value of $48 and additional paid-in capital of $154,752)
Additional Paid-in Capital [Member]
Equity (Details) [Line Items]
Shares issued to directors | $				$ 213,839			$ 213,839
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares													$ 0.0001
Ordinary stock split (in Shares)													50,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares													$ 1
Ordinary stock split (in Shares)													500,000,000
E-Home Pingtan [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)						50,000		5,823,363	5,823,363	5,823,363
Ordinary shares par value (in Dollars per share) | $ / shares						$ 1
Equity interest percentage									40.00%	40.00%
Youyou [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)	2,702,826								2,702,826	2,702,826
Initial Public Offering [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)					5,575,556
Ordinary shares par value (in Dollars per share) | $ / shares					$ 4.5
Total gross proceed | $					$ 25,100,000
Net proceed | $					21,661,293
Par value of shares | $					558
Additional paid in capital | $					$ 21,660,735
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Additional ordinary shares (in Shares)					20,000
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)		520,000											28,000,000
Ordinary shares authorized (in Shares)													500,000,000
Ordinary shares surrendered (in Shares)													472,000,000
Ordinary shares outstanding (in Shares)													28,000,000
Three Directors [Member]
Equity (Details) [Line Items]
Independent directors of share compensations (in Shares)				2,000